Note 1. The Company: Fair Value Measurements: Schedule of Derivative Liabilities Balance, Fair Value as of September 30, 2015 and December 31, 2014 (Tables)	9 Months Ended
Sep. 30, 2015
Tables/Schedules
Schedule of Derivative Liabilities Balance, Fair Value as of September 30, 2015 and December 31, 2014

Fair Value Measurements at September 30, 2015

Level 3 - Derivative liabilities from:	Balance at December 31, 2014	New Issuances	Settlements	Change in Fair Value	Balance at September 30, 2015
Convertible Note	$(20,532)	$-	$-	(20,532)	$-

Fair Value Measurements at December 31, 2014

Level 3 - Derivative liabilities from:	Balance at December 31, 2013	New Issuances	Settlements	Change in Fair Value	Balance at December 31, 2014
Convertible Note	$-	$13,147	$-	7,385	$20,532